Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Policies and Practices Related to the Grant of Certain Equity Awards
Following the end of each fiscal year, typically in February, the Compensation and Human Capital Committee reviews the
Company’s results and our NEOs’ performance, and, based on those reviews, grants equity awards to our named executive officers. In certain circumstances, including the hiring of an officer, the Compensation and Human Capital Committee may approve grants to be effective at other times. The Compensation and Human Capital Committee does not take material nonpublic information into account when determining the timing and terms of equity awards granted to non-employee directors or named executive officers. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
2026 Annual Equity Grants
In March 2026, the Compensation and Human Capital Committee approved annual equity grants to our executives, including each of our NEOs, which grants were comprised of 50% RSUs and 50% PRSUs. RSUs vest over a three-year period subject to continued employment through each applicable vesting date, and PRSUs are eligible to become earned and vested over a two-
year performance period (including the 2026 and 2027 calendar years as the performance years) with one year of additional vesting of earned PRSUs after the conclusion of such performance period. The PRSUs use revenue as the metric for funding and vesting, which the Compensation and Human Capital Committee determined to be the most important financial measure for the
Company to focus on for the 2026-2027 performance period. For purposes of the PRSUs, the Compensation and Human Capital
Committee established performance thresholds at the following levels: 50% or greater achievement; 100% or greater achievement;
and 200% or greater achievement with linear interpolation between performance achievement level.
Option Grant Timing Disclosure
In accordance with Item 402(x)(2) of Regulation S-K, we note that we did not grant any stock option awards to our NEOs during our most recently completed fiscal year.
Award Timing Method	Following the end of each fiscal year, typically in February, the Compensation and Human Capital Committee reviews the
Company’s results and our NEOs’ performance, and, based on those reviews, grants equity awards to our named executive officers. In certain circumstances, including the hiring of an officer, the Compensation and Human Capital Committee may approve grants to be effective at other times.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false